Derivative Financial Instruments - Summary of Quantitative Disclosure of Cash Flow's Maturities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency Options	$ 10,314,656	$ 9,598,412
Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	41,446,950	60,243,632
Sell Call on pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency Options	11,415,512	9,694,529
Sell Call on Swiss francs
Disclosure of detailed information about financial instruments [line items]
Currency Options		0
Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	83,943,191	74,720,783
Maturity Period One | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	15,214,703	23,350,245
Maturity Period One | Sell Call on pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency Options	11,415,512
Maturity Period One | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	13,640,769
Maturity Period Two | Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency Options	10,314,656
Maturity Period Two | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options		13,543,142
Maturity Period Two | Sell Call on pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency Options		9,694,529
Maturity Period Two | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	15,739,348	12,142,127
Maturity Period Three | Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency Options		9,598,412
Maturity Period Three | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	26,232,247	14,010,147
Maturity Period Four | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	26,232,247
Maturity Period Four | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options		23,350,245
Maturity Period Five | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options		23,350,245
Maturity Period Five | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	26,232,247
Maturity Period After Year Five | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	2,098,580	25,218,264
Fair Value | Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency Options	(2,612,530)	(941,833)
Fair Value | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	(4,953,719)	(3,141,165)
Fair Value | Sell Call on pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency Options	0	(91)
Fair Value | Sell Call on Swiss francs
Disclosure of detailed information about financial instruments [line items]
Currency Options		0
Fair Value | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	$ (142,993)	$ (442,326)
U.S. dollar | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	2,482,867	4,886,228
Fixed to variable	$ 18,241,470
U.S. dollar | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M	$ 0	$ 42,305,000
U.S. dollar | Maturity Period One | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	2,482,867	2,813,283
Average pay rate	2.31%	2.35%
Average receive rate	5.23%	5.84%
U.S. dollar | Maturity Period Two | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	0	2,072,945
Average pay rate	0.00%	2.31%
Average receive rate	0.00%	4.55%
U.S. dollar | Maturity Period Two | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M	$ 0	$ 42,305,000
U.S. dollar | Maturity Period Three | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	0	0
Average pay rate	0.00%	0.00%
Average receive rate	0.00%	0.00%
U.S. dollar | Maturity Period Four | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed		0
Average pay rate	5.36%	0.00%
Average receive rate	5.35%	0.00%
Fixed to variable	$ 18,241,470
U.S. dollar | Maturity Period Five | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Average pay rate	0.00%	0.00%
Average receive rate	0.00%	0.00%
U.S. dollar | Maturity Period After Year Five | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Average pay rate	0.00%	0.00%
Average receive rate	0.00%	0.00%
U.S. dollar | Fair Value | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	46,223	161,540
Fixed to variable	$ (77,608)
U.S. dollar | Fair Value | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M	0	$ 824,040
Receive euros/Pay U.S. dollars | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	147,904,655	146,020,174
Receive euros/Pay U.S. dollars | Maturity Period One | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	39,365,746	22,534,604
Receive euros/Pay U.S. dollars | Maturity Period Two | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	22,194,423	32,866,454
Receive euros/Pay U.S. dollars | Maturity Period Three | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	27,221,847	18,530,120
Receive euros/Pay U.S. dollars | Maturity Period Four | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	27,055,647	22,727,515
Receive euros/Pay U.S. dollars | Maturity Period Five | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	29,823,494	22,588,755
Receive euros/Pay U.S. dollars | Maturity Period After Year Five | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	2,243,498	26,772,726
Receive euros/Pay U.S. dollars | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	(9,396,306)	(3,430,313)
Receive Japanese yen/Pay U.S. dollars | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive Japanese yen/Pay U.S. dollars | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive pounds sterling/Pay U.S. dollars | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	11,991,942	10,012,071
Receive pounds sterling/Pay U.S. dollars | Maturity Period One | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	11,991,942
Receive pounds sterling/Pay U.S. dollars | Maturity Period Two | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		10,012,071
Receive pounds sterling/Pay U.S. dollars | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	(708,227)	(469,549)
Receive UDI/Pay pesos | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	31,733,673	31,733,673
Receive UDI/Pay pesos | Maturity Period One | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	3,063,181
Receive UDI/Pay pesos | Maturity Period Two | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	17,076,001	3,063,181
Receive UDI/Pay pesos | Maturity Period Three | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		17,076,001
Receive UDI/Pay pesos | Maturity Period Four | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	4,749,625
Receive UDI/Pay pesos | Maturity Period Five | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		4,749,625
Receive UDI/Pay pesos | Maturity Period After Year Five | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	6,844,866	6,844,866
Receive UDI/Pay pesos | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	5,491,946	4,364,789
Receive Swiss francs/Pay U.S. dollars | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive Swiss francs/Pay U.S. dollars | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		45,745,806
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Currency options
Disclosure of detailed information about financial instruments [line items]
Currency Options	110,393,510
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period One | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		21,266,286
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period One | Currency options
Disclosure of detailed information about financial instruments [line items]
Currency Options	61,490,994
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Two | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		17,494,819
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Two | Currency options
Disclosure of detailed information about financial instruments [line items]
Currency Options	48,902,516
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Three | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		6,984,701
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Three | Currency options
Disclosure of detailed information about financial instruments [line items]
Currency Options	0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Four | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Four | Currency options
Disclosure of detailed information about financial instruments [line items]
Currency Options	0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Five | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Five | Currency options
Disclosure of detailed information about financial instruments [line items]
Currency Options	0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period After Year Five | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period After Year Five | Currency options
Disclosure of detailed information about financial instruments [line items]
Currency Options	0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Fair Value | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		$ (24,124,384)
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Fair Value | Currency options
Disclosure of detailed information about financial instruments [line items]
Currency Options	$ (87,155,413)